Net financial income (loss) (Tables)	6 Months Ended
Jun. 30, 2023
Net Financial Income (Loss) [Abstract]
Summary of Net Financial Income (Loss)

	For the six month period ended June 30,
(in thousands of euros)	2023	2022
Income from cash and cash equivalents	450	6
Foreign exchange gains	370	2,459
Other financial income	—	—
Total financial income	820	2,465
Interest cost	(3,714)	(2,602)
EIB debt catch-up	809	—
IFRS 16 related interests	(103)	(122)
Foreign exchange losses	(537)	(216)
Total financial expenses	(3,545)	(2,940)
Net financial income (loss)	(2,725)	(474)